SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options 2021 (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of fair value assumptions, options 2021
November 24, 2021
Expected life	5 years
Annualized volatility	186%
Risk-free interest rate	1.56%
Dividend yield	Nil
Fair Value at the date of grant	$0.20